Long-term Investments	12 Months Ended
Dec. 31, 2019
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS
5.	LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity investments at fair value without readily determinable fair value, equity method investments and held-to-maturity debt securities accounted for at amortized cost.

Equity investments at fair value without readily determinable fair value

As of December 31, 2018 and 2019, the carrying amount of the Company’s equity investments without readily determinable fair value was RMB1,761,487 and RMB1,812,810 (US$260,394), respectively, after deduction of RMB31,500 and RMB181,274 (US$26,038) accumulated impairment, respectively. Impairment charges recognized on equity investments measured at fair value using the measurement alternative was nil and RMB169,374 (US$24,329) for the years ended December 31, 2018 and 2019, respectively.

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the year ended December 31, 2018 and 2019 are as follows:

	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	189,639	7,024	1,009
Gross unrealized losses (downward adjustments excluding impairment)	—	—	—

Net unrealized gains and losses on equity securities held	189,639	7,024	1,009
Net realized gains on equity securities sold	—	—	—

Total net gains recognized in other income, net	189,639	7,024	1,009

Equity method investments

In July 2018, the Group acquired a 32% outstanding equity interest amounting to RMB796,000  in Beijing Xin’ai Sports Media Technology co., LTD (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Group has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 was recognized as basis differences and investment goodwill. As of December 31, 2019, the Group’s equity interest was diluted to 26% of Xinai’s total equity due to a subsequent round of equity financing.

As of December 31, 2018 and 2019, besides Xin’ai the Group held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amount of the Group’s equity method investments including Xin’ai was RMB810,553 and RMB663,376 (US$95,288) as of December 31, 2018 and 2019, respectively.

Held-to-maturity debt securities

In 2019, the Group purchased RMB494,373 (US$71,012) of held-to-maturity debt securities with maturities of two years from a financial institution and pledged them as collaterals against certain long-term loans. As of December 31, 2019, the carrying value of long-term held-to-maturity debt securities were RMB495,710 (US$71,204). The gross unrecognized holding loss was RMB4,911 (US$705) for the year ended December 31, 2019. As of December 31, 2019, the fair value of long-term held-to-maturity debt securities were RMB490,799 (US$70,499). The gross unrecognized holding gain was nil for the year ended December 31, 2019.